Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity
Schedule of authorized shares

As of December 31, 2017, the total number of authorized shares was 1,011,876,677; represented by common registered shares, issued and with no par value, fully subscribed and paid, comprised as follows:

	Shares
	Fixed Class I	Variable Class II	Total shares
Series A shares	3,224	877,852,982	877,856,206
Series B shares	20,956	133,999,515	134,020, 471

	24,180	1,011,852,497	1,011,876,677
Treasury shares (Note 17)	—	(13,257,945)	(13,257,945)

	24,180	998,594,552	998,618,732

As of December 31, 2016, the total number of authorized shares was 1,011,876,677; represented by common registered shares, issued and with no par value, fully subscribed and paid, comprised as follows:

	Shares
	Fixed Class I	Variable Class II	Total shares
Series A shares	3,224	877,852,982	877,856,206
Series B shares	20,956	133,999,515	134,020,471

	24,180	1,011,852,497	1,011,876,677
Treasury shares (Note 17)	—	(13,175,905)	(13,175,905)

	24,180	998,676,592	998,700,772

Schedule of basic and diluted (loss) earnings per share

	At December 31,
	2017		2016		2015
Net (loss) income for the period	Ps.	(594,599)	Ps.	3,519,489	Ps.	2,463,870
Weighted average number of shares outstanding (in thousands):
Basic	1,011,877		1,011,877		1,011,877
Diluted	1,011,877		1,011,877		1,011,877
LPS -EPS:
Basic	(0.588)		3.478		2.435
Diluted	(0.588)		3.478		2.435